Income (loss) per share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income (Loss) Per Share [Abstract]
Number of instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	5,959,104	5,145,914	2,265,301